Risk Report - Credit Risk Exposure (Tables)	12 Months Ended
Dec. 31, 2024
Credit Risk Exposure [Abstract]
Main Credit Exposure Categories by Business Divisions [text block table]
Main Credit Exposure Categories by Business Divisions
	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	116,674	212	508	4,110	170,667	67,067	47
Investment Bank	110,077	11,068	1,443	958	61,692	3,268	24,031
Private Bank	257,476	6	0	0	37,110	2,815	391
Asset Management	1	0	0	0	130	9	0
Corporate & Other	5,352	93	3	0	100	309	2,431
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

…
	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	266	14	0	9,033	0	0	368,598
Investment Bank	5,369	122,813	1,268	31,813	104,248	0	478,048
Private Bank	409	1	1	0	0	0	298,209
Asset Management	0	4,526	82	0	0	0	4,748
Corporate & Other	15,612	390	32,885	0	401	2,786	60,362
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	116,732	456	303	4,393	158,490	59,781	55
Investment Bank	100,645	7,614	582	474	56,939	2,169	18,991
Private Bank	261,250	0	0	0	39,515	3,128	301
Asset Management	3	0	0	0	99	9	0
Corporate & Other	5,896	165	3	0	365	44	3,208
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

…
	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	294	19	0	595	0	0	341,118
Investment Bank	4,611	114,741	1,520	14,169	74,878	0	397,333
Private Bank	447	1	1	0	0	0	304,644
Asset Management	0	4,483	82	0	0	0	4,675
Corporate & Other	16,516	1,242	27,271	0	4,096	1,805	60,611
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed

Main Credit Exposure Categories by Industry Sectors [text block table]
	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	336	0	0	0	239	24	1
Mining and quarrying	1,885	2,392	66	0	5,934	1,275	145
Manufacturing	26,634	525	5	1,195	56,933	14,331	1,205
Electricity, gas, steam and air conditioning supply	4,346	632	0	38	8,870	4,489	150
Water supply, sewerage, waste management and remediation activities	595	0	0	3	1,013	264	50
Construction	4,330	244	0	30	3,039	3,244	13
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,405	165	103	809	18,290	6,339	180
Transport and storage	4,766	416	63	103	5,373	1,201	164
Accommodation and food service activities	2,665	64	0	19	1,314	150	2
Information and communication	8,930	757	16	237	16,501	3,014	384
Financial and insurance activities⁸	126,640	3,944	1,177	1,589	95,492	34,889	22,093
Real estate activities⁹	49,859	1,005	136	535	7,868	399	326
Professional, scientific and technical activities	6,276	133	0	214	5,754	2,129	161
Administrative and support service activities	8,921	319	95	161	5,025	493	138
Public administration and defense, compulsory social security	5,740	458	14	24	7,438	120	286
Education	295	17	0	0	99	55	55
Human health services and social work activities	4,130	29	0	12	1,850	91	46
Arts, entertainment and recreation	820	4	0	15	1,166	83	17
Other service activities	6,719	260	280	81	7,013	628	1,305
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	204,282	0	0	0	20,488	246	174
Activities of extraterritorial organizations and bodies	5	17	0	0	1	3	4
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	2	0	0	0	0	602
Mining and quarrying	41	553	2	0	0	0	12,293
Manufacturing	23	1,389	50	43	42	0	102,375
Electricity, gas, steam and air conditioning supply	71	915	28	0	0	0	19,541
Water supply, sewerage, waste management and remediation activities	0	143	1	0	0	0	2,070
Construction	264	344	285	0	0	0	11,793
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	612	3	0	0	0	47,904
Transport and storage	159	461	3	0	0	0	12,710
Accommodation and food service activities	5	90	1	0	0	0	4,311
Information and communication	31	1,048	0	0	0	0	30,918
Financial and insurance activities⁸	5,379	29,863	5,671	40,437	104,150	2,786	474,109
Real estate activities⁹	198	1,277	181	324	7	0	62,114
Professional, scientific and technical activities	48	256	105	0	0	0	15,075
Administrative and support service activities	19	471	4	0	16	0	15,661
Public administration and defense, compulsory social security	14,160	83,873	27,354	0	110	0	139,577
Education	0	262	14	0	0	0	797
Human health services and social work activities	103	289	0	0	1	0	6,550
Arts, entertainment and recreation	0	19	0	0	0	0	2,124
Other service activities	450	3,514	13	42	207	0	20,514
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	225,190
Activities of extraterritorial organizations and bodies	704	2,362	522	0	117	0	3,735
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to  € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 108 billion , Asset-Backed Securities of € 49 billion , Banks of € 66 billion , Insurance of € 9 billion , Financial Intermediaries of € 15 billion and Public Sector of € 17 billion , all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 36 billion
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	384	2	0	0	224	32	1
Mining and quarrying	2,774	230	126	0	4,893	1,409	47
Manufacturing	28,397	285	5	1,877	53,572	13,809	1,303
Electricity, gas, steam and air conditioning supply	4,081	307	75	272	6,475	2,967	142
Water supply, sewerage, waste management and remediation activities	486	0	0	0	523	148	38
Construction	4,257	217	1	20	2,965	3,060	7
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,030	233	79	784	16,540	6,247	599
Transport and storage	4,924	616	13	63	6,088	1,108	173
Accommodation and food service activities	1,862	3	0	0	1,015	138	10
Information and communication	7,589	372	21	100	13,244	3,209	289
Financial and insurance activities⁸	110,901	3,840	276	1,281	90,138	28,491	18,176
Real estate activities⁹	49,267	1,302	103	122	7,061	183	304
Professional, scientific and technical activities	6,889	68	0	0	6,190	2,213	172
Administrative and support service activities	8,911	148	169	157	5,007	577	486
Public administration and defense, compulsory social security	5,731	364	10	27	6,759	123	303
Education	279	2	0	0	72	55	68
Human health services and social work activities	4,390	42	0	0	1,725	127	53
Arts, entertainment and recreation	1,017	22	0	33	1,402	102	49
Other service activities	5,302	183	10	130	4,534	850	165
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	216,055	0	0	1	26,981	282	140
Activities of extraterritorial organizations and bodies	0	0	0	0	0	2	29
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	0	0	0	0	0	643
Mining and quarrying	46	486	2	0	0	0	10,012
Manufacturing	0	1,481	54	0	0	0	100,783
Electricity, gas, steam and air conditioning supply	175	776	20	0	0	0	15,289
Water supply, sewerage, waste management and remediation activities	29	26	0	0	0	0	1,250
Construction	130	387	133	0	0	0	11,177
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	458	2	0	0	0	45,973
Transport and storage	66	481	15	0	0	0	13,548
Accommodation and food service activities	5	90	0	0	0	0	3,124
Information and communication	95	531	0	0	0	0	25,449
Financial and insurance activities⁸	4,639	25,416	4,789	14,695	76,785	1,805	381,232
Real estate activities⁹	227	1,159	546	69	0	0	60,343
Professional, scientific and technical activities	49	151	111	0	0	0	15,843
Administrative and support service activities	51	436	8	0	0	0	15,950
Public administration and defense, compulsory social security	15,907	83,791	22,725	0	2,154	0	137,893
Education	0	160	9	0	0	0	645
Human health services and social work activities	99	95	11	0	0	0	6,543
Arts, entertainment and recreation	0	58	0	0	0	0	2,683
Other service activities	146	3,028	151	0	34	0	14,531
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	243,459
Activities of extraterritorial organizations and bodies	205	1,476	298	0	0	0	2,010
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 96 billion , Asset-Backed Securities of € 44 billion , Banks of € 55 billion , Insurance of € 13 billion , Financial Intermediaries of € 10 billion and Public Sector of € 16 billion , all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 38 billion

Main credit exposure categories by geographical region [text block table]
Main credit exposure categories by geographical region
	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	331,232	3,420	702	1,843	146,860	42,033	15,611
Of which:
Germany	220,959	304	353	512	72,341	15,761	4,393
United Kingdom	11,044	365	23	163	12,589	4,418	3,594
France	4,319	69	39	33	6,967	2,111	746
Luxembourg	17,119	944	14	131	8,737	546	1,780
Italy	23,190	229	24	69	4,424	5,302	266
Netherlands	9,593	265	4	332	9,452	2,964	1,460
Spain	15,580	109	40	123	3,833	4,633	169
Ireland	6,483	271	195	61	5,057	295	568
Switzerland	6,050	19	0	196	8,562	2,548	434
Poland	2,890	0	0	15	2,358	181	5
Belgium	1,991	33	0	80	1,685	1,582	181
Russian Federation⁸	102	0	0	12	1	21	0
Ukraine⁸	98	172[9]	0	0	0	5	0
Other Europe⁸	11,813	639	10	116	10,855	1,665	2,016
North America	108,465	3,262	931	2,324	110,332	14,856	5,890
Of which:
U.S.	95,186	2,986	507	2,095	102,989	13,462	4,923
Cayman Islands	5,969	151	319	87	2,770	660	515
Canada	1,491	121	33	118	2,584	223	202
Other North America	5,819	4	72	24	1,989	511	250
Asia/Pacific	40,066	1,433	309	611	9,941	15,232	5,156
Of which:
Japan	1,744	151	42	77	532	645	598
Australia	3,404	238	0	9	2,918	1,371	512
India	9,001	24	25	0	1,405	3,789	104
China	4,245	4	95	24	443	1,852	755
Singapore	5,146	95	17	129	1,136	2,128	291
Hong Kong	3,062	90	0	87	723	366	229
Other Asia/Pacific	13,466	831	130	285	2,783	5,082	2,666
Other geographical areas	9,816	3,265	11	289	2,567	1,348	244
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	10,425	57,024	15,388	27,957	34,516	283	687,293
Of which:
Germany	321	7,899	1,887	2,033	855	0	327,619
United Kingdom	503	12,141	1,983	12,407	14,163	0	73,393
France	1,511	7,855	3,888	4,077	8,058	0	39,672
Luxembourg	0	2,699	472	127	3,615	0	36,184
Italy	4,914	8,038	985	4,144	1,425	0	53,011
Netherlands	87	2,014	33	0	71	0	26,276
Spain	1,489	4,096	359	1,388	33	0	31,853
Ireland	1,326	1,695	8	29	1,065	0	17,053
Switzerland	0	1,657	1	2,658	280	0	22,404
Poland	0	262	3,554	0	84	0	9,349
Belgium	0	4,197	1,572	0	5	0	11,325
Russian Federation⁸	0	3	0	0	0	0	138
Ukraine⁸	0	165	13	0	0	0	454
Other Europe⁸	273	4,304	634	1,094	4,861	283	38,562
North America	7,227	34,972	12,695	8,205	52,388	0	361,546
Of which:
U.S.	6,854	33,637	12,499	4,991	39,389	0	319,517
Cayman Islands	373	370	0	3,032	9,388	0	23,634
Canada	0	872	195	0	3,575	0	9,415
Other North America	0	93	0	182	36	0	8,979
Asia/Pacific	3,844	28,246	5,995	3,839	17,524	1,006	133,202
Of which:
Japan	6	2,985	964	178	8,815	0	16,736
Australia	2,526	2,374	311	212	2,720	0	16,596
India	658	6,630	75	0	0	681	22,391
China	0	4,400	274	0	952	0	13,042
Singapore	61	946	738	0	711	0	11,397
Hong Kong	9	559	553	0	329	0	6,007
Other Asia/Pacific	584	10,353	3,081	3,449	3,997	326	47,032
Other geographical areas	160	7,501	158	845	222	1,497	27,923
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	338,507	2,906	516	1,698	148,778	39,716	14,814
Of which:
Germany	231,287	321	70	409	76,810	16,532	4,146
United Kingdom	8,323	239	97	252	13,175	3,102	4,834
France	4,587	76	75	317	7,868	1,876	694
Luxembourg	18,056	612	23	142	8,493	641	970
Italy	23,490	138	32	16	4,842	5,021	219
Netherlands	8,996	248	8	252	9,279	2,863	1,463
Spain	16,073	230	24	91	3,738	4,330	219
Ireland	5,273	331	184	87	4,237	351	542
Switzerland	6,827	37	1	0	8,206	2,558	355
Poland	2,617	0	0	16	2,569	176	6
Belgium	1,742	23	0	58	1,551	623	144
Russian Federation⁸	243	6	0	7	26	21	0
Ukraine⁸	8	208[9]	0	0	3	5	0
Other Europe⁸	10,984	435	2	50	7,981	1,617	1,222
North America	101,306	2,325	238	2,378	95,768	12,172	4,745
Of which:
U.S.	89,570	2,202	178	2,247	89,460	10,754	3,269
Cayman Islands	4,985	50	0	0	2,383	787	963
Canada	1,396	49	3	106	2,048	226	324
Other North America	5,356	24	56	24	1,877	405	188
Asia/Pacific	35,807	1,746	123	597	9,031	12,093	2,745
Of which:
Japan	1,404	328	34	10	481	451	459
Australia	3,203	250	0	0	2,652	830	153
India	7,576	78	88	23	921	3,774	53
China	4,254	1	0	22	413	1,442	762
Singapore	3,789	362	0	189	1,558	1,357	157
Hong Kong	2,259	64	0	82	836	607	242
Other Asia/Pacific	13,323	662	1	271	2,170	3,632	919
Other geographical areas	8,906	1,259	10	193	1,831	1,151	252
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	9,682	52,205	12,884	6,021	17,184	395	645,306
Of which:
Germany	830	10,114	1,388	348	1,351	0	343,606
United Kingdom	240	10,475	1,504	461	3,773	0	46,476
France	0	7,756	2,901	657	5,100	0	31,906
Luxembourg	0	2,180	537	9	206	0	31,870
Italy	4,890	7,953	1,030	2,251	1,688	0	51,571
Netherlands	0	2,289	27	0	99	0	25,526
Spain	1,487	3,144	358	1,587	35	0	31,318
Ireland	1,563	1,269	7	0	960	0	14,804
Switzerland	0	1,289	1	0	225	0	19,499
Poland	0	473	2,899	0	98	0	8,852
Belgium	0	1,759	1,606	0	11	0	7,517
Russian Federation⁸	0	31	0	0	0	0	333
Ukraine⁸	0	73	7	0	0	0	305
Other Europe⁸	672	3,401	619	707	3,638	395	31,724
North America	9,433	32,184	11,503	5,855	47,782	0	325,688
Of which:
U.S.	9,415	31,042	11,320	2,979	14,357	0	266,793
Cayman Islands	0	495	0	2,876	33,284	0	45,823
Canada	0	546	183	0	54	0	4,936
Other North America	18	101	0	0	88	0	8,137
Asia/Pacific	2,428	31,297	4,295	2,620	13,860	858	117,499
Of which:
Japan	22	3,017	485	431	8,818	0	15,941
Australia	1,725	2,387	315	0	284	0	11,800
India	414	5,858	62	0	0	279	19,126
China	0	7,977	98	0	1,365	0	16,334
Singapore	0	1,396	665	0	683	0	10,156
Hong Kong	9	738	463	0	124	0	5,424
Other Asia/Pacific	258	9,922	2,206	2,189	2,587	579	38,718
Other geographical areas	325	4,799	191	268	148	552	19,887
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis

Maximum Exposure to Credit Risk [text block table]
Maximum Exposure to Credit Risk
	Dec 31, 2024
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	147,511	147,511	−	0	−	0
Interbank balances (w/o central banks)	6,169	6,169	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	40,802	40,802	−	40,580	−	40,580
Securities borrowed	44	44	−	32	−	32
Loans	489,579	489,579	−	264,252	44,211	308,463
Other assets subject to credit risk[4,5]	81,985	76,702	24,750	1,668	270	26,687
Total financial assets at amortized cost[3]	766,091	760,807	24,750	306,532	44,481	375,763
Financial assets at fair value through profit or loss[6]
Trading assets	134,118	−	−	1,207	612	1,819
Positive market values from derivative financial instruments	291,800	−	229,605	45,613	115	275,333
Non-trading financial assets mandatory at fair value through profit or loss	113,433	−	1,638	103,339	292	105,269
Of which:
Securities purchased under resale agreement	88,736	−	1,638	87,091	0	88,729
Securities borrowed	15,913	−	−	15,671	0	15,671
Loans	1,954	−	−	485	272	757
Financial assets designated at fair value through profit or loss	0	−	−	0	0	0
Total financial assets at fair value through profit or loss	539,350	−	231,243	150,159	1,019	382,421
Financial assets at fair value through OCI	42,090	42,090	0	4,077	1,168	5,244
Of which:
Securities purchased under resale agreement	2,786	2,786	−	2,455	0	2,455
Securities borrowed	0	0	−	0	0	0
Loans	5,068	5,068	−	454	1,168	1,621
Total financial assets at fair value through OCI	42,090	42,090	−	4,077	1,168	5,244
Financial guarantees and other credit related contingent liabilities[7]	73,468	73,467	−	4,410	9,227	13,637
Revocable and irrevocable lending commitments and other credit related commitments[7]	269,699	268,373	−	21,737	8,227	29,964
Total off-balance sheet	343,167	341,840	−	26,147	17,455	43,602

Maximum exposure to credit risk	1,690,698	1,144,738	255,993	486,915	64,122	807,029

[1] Does not include credit derivative notional sold € 597.9 billion and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
	Dec 31, 2023
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	178,424	178,424	−	0	−	0
Interbank balances (w/o central banks)	6,144	6,144	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	14,725	14,725	−	13,761	−	13,761
Securities borrowed	39	39	−	33	−	33
Loans	484,527	484,527	−	260,047	42,191	302,239
Other assets subject to credit risk[4,5]	82,826	77,541	24,019	914	626	25,559
Total financial assets at amortized cost[3]	766,685	761,400	24,019	274,755	42,817	341,591
Financial assets at fair value through profit or loss[6]
Trading assets	122,841	−	−	1,458	951	2,408
Positive market values from derivative financial instruments	251,877	−	195,517	40,036	30	235,583
Non-trading financial assets mandatory at fair value through profit or loss	87,153	−	1,931	76,894	92	78,917
Of which:
Securities purchased under resale agreement	65,937	−	1,931	63,877	0	65,807
Securities borrowed	13,036	−	−	12,863	0	12,863
Loans	812	−	−	89	72	160
Financial assets designated at fair value through profit or loss	75	−	−	0	0	0
Total financial assets at fair value through profit or loss	461,946	−	197,447	118,388	1,072	316,908
Financial assets at fair value through OCI	35,546	35,546	0	2,744	988	3,732
Of which:
Securities purchased under resale agreement	1,805	1,805	−	1,740	0	1,740
Securities borrowed	0	0	−	0	0	0
Loans	4,867	4,867	−	16	976	991
Total financial assets at fair value through OCI	35,546	35,546	−	2,744	988	3,732
Financial guarantees and other credit related contingent liabilities[7]	65,131	64,798	−	4,127	7,136	11,263
Revocable and irrevocable lending commitments and other credit related commitments[7]	255,409	254,016	−	21,736	6,779	28,515
Total off-balance sheet	320,540	318,814	−	25,863	13,915	39,777

Maximum exposure to credit risk	1,584,717	1,115,760	221,466	421,750	58,792	702,008

[1] Does not include credit derivative notional sold € 540.1 billion and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts